Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2017
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Changes in liabilities arising from financing activities
Changes	in liabilities arising from financing activities for the year ended December 31, 2017 are as follows:

(In millions of won)				Non-cash transactions
	January 1, 2017		Cash flows from financing activities	Reclassification	Exchange rate effect	Effective interest adjustment	December 31, 2017
Short-term borrowings	~~W~~	113,209	(105,864)	—	(7,345)	—	—
Current portion of long-term borrowings and bonds		554,700	(544,731)	1,525,616	(83,262)	603	1,452,926
Long-term borrowings		2,599,799	1,195,415	(1,021,215)	(129,810)	—	2,644,189
Bonds		1,511,062	497,959	(504,401)	—	1,383	1,506,003

	~~W~~	4,778,770	1,042,779	—	(220,417)	1,986	5,603,118